Intangible assets - Schedule of goodwill based on cash-generating units (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Goodwill	€ 11,960	€ 13,438
Banco Santander (Brazil)
Disclosure of information for cash-generating units [line items]
Goodwill	3,061	3,079
SAM Investment Holdings Limited
Disclosure of information for cash-generating units [line items]
Goodwill	1,444	1,444
Santander Consumer Germany
Disclosure of information for cash-generating units [line items]
Goodwill	1,304	1,304
Santander Portugal
Disclosure of information for cash-generating units [line items]
Goodwill	1,040	1,040
Santander España
Disclosure of information for cash-generating units [line items]
Goodwill	998	998
Santander US Auto
Disclosure of information for cash-generating units [line items]
Goodwill	944	1,068
Santander Holding USA (ex. Auto)
Disclosure of information for cash-generating units [line items]
Goodwill	765	865
Santander UK
Disclosure of information for cash-generating units [line items]
Goodwill	620	641
Banco Santander - Chile
Disclosure of information for cash-generating units [line items]
Goodwill	454	482
Grupo Financiero Santander (Mexico)
Disclosure of information for cash-generating units [line items]
Goodwill	441	453
Ebury Partners
Disclosure of information for cash-generating units [line items]
Goodwill	329	340
Santander Consumer Nordics
Disclosure of information for cash-generating units [line items]
Goodwill	211	211
Santander Bank Polska
Disclosure of information for cash-generating units [line items]
Goodwill	0	1,178
Other entities
Disclosure of information for cash-generating units [line items]
Goodwill	€ 349	€ 335